Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	001-36672
Entity Registrant Name	EYEGATE PHARMACEUTICALS, INC.
Entity Central Index Key	0001372514
Entity Tax Identification Number	98-0443284
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	271 Waverley Oaks Road
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02452
City Area Code	781
Local Phone Number	788-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EYEG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false